Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 675	£ 648
Pension schemes in surplus	760	538
Other receivables	141	227
Total	£ 1,576	£ 1,413